SIDLEY AUSTIN LLP 60 STATE STREET 36TH FLOOR BOSTON, MA 02109 +1 617 223 0300

+1 617 223 0301 FAX

AMERICA ∙ ASIA PACIFIC ∙ EUROPE

August 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock International Fund, a series of BlackRock Series, Inc.
(Securities Act File No. 333-56203, Investment Company Act File No. 811-
08797)

Ladies and Gentlemen:

On behalf of BlackRock International Fund (the "Fund"), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Fund dated July 30, 2020, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on July 30, 2020 (the "497 Filing"). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (617) 223-0373.

Very truly yours,

/s/ Louisa Kiu

Louisa Kiu

Enclosures

cc:        Janey Ahn

            John A. MacKinnon

            Jesse C. Kean

Sidley Austin (NE) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.